Other information	12 Months Ended
Dec. 31, 2023
Other information [Abstract]
Other information
Note 25.- Other information

25.1 Restricted Net assets

Certain of the consolidated entities are restricted from remitting certain funds to Atlantica Sustainable Infrastructure plc. as a result of a number of regulatory, contractual or statutory requirements. These restrictions are mainly related to standard requirements to maintain debt service coverage ratios and other requirements from the financing arrangements. At December 31, 2023, the accumulated amount of the temporary restrictions for the entire restricted term of these affiliates was $267 million.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 12-04 and concluded the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2023. Therefore, separate financial statements of Atlantica Sustainable Infrastructure, plc. do not have to be presented.

25.2 Subsequent events

On February 29, 2024, the Board of Directors of the Company approved a dividend of 0.445 per share, which is expected to be paid on March 22, 2024.